1933 Act
                                                                     Rule 497(j)

May 6, 2003                                                            VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re:      Phoenix Life and Annuity Variable Universal Life Account
         Phoenix Life and Annuity Company
         Registration No. 333-12989

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under rule 497(c), would not have differed from that contained in the most recent amendment and has been filed electronically on Form N-6 pursuant to Rule 485(b) on May 1, 2003.




Matthew A. Swendiman
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Matthew A. Swendiman, Counsel
Phoenix Life and Annuity Company